NET LOSS PER COMMON SHARE (Details 1) - shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Total	20,852,860	10,936,963
Exercise of Common Stock Option [Member]
Total	2,042,500	1,692,500
Warrant [Member]
Total	7,864,013	3,398,890
Series C Convertible Preferred Stock [Member]
Total	1,857,194	2,673,797
Conversion Of Convertible Debt [Member]
Total	9,089,153	3,171,776